UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                   Maxim T. Rowe Price Equity/Income Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim T. Rowe Price Equity/Income Portfolio

U.S. stocks posted their second consecutive year of gains for the first time since 1998-1999. Value shares outstripped growth by an impressive margin in 2004, while small- and mid-cap stocks outpaced large-company shares. The widely followed Dow Jones Industrial Average registered the smallest gain, while the broader market indices, including the S&P 500 Index and Nasdaq Composite, were stronger. The Federal Open Market Committee's (FOMC) five rate increases last year, which lifted the fed fund's rate target from 1.00% to 2.25%, failed to dampen the economic boost provided by firm stock prices, low long-term interest rates, tight yields among bonds of various qualities, and a falling dollar. Consumer and housing demand continue to draw support from job gains, income growth, and low interest rates. Resilient profit margins, steady cash flow, and rising utilization rates underpin capital expenditures. While employment gains have been somewhat choppy, we believe they are strong enough to gradually reduce the unemployment rate over time. An upturn in the growth of labor costs and higher import prices, driven by a weak dollar, are generating a cyclical rise in inflation. That said, inflation remains relatively low in historical terms, allowing the FOMC to continue to tighten monetary policy gradually in coming months. The past year ended on a positive note as consumer confidence recovered to the level attained in mid-summer. The weakness in recent months was most likely related to uncertainty about employment prospects, spiking oil prices, and uneasiness surrounding the election - concerns that moderated during the final weeks of the year. We anticipate continuing economic growth in 2005. The fund posted strong absolute results and significantly outpaced the S&P 500 Stock Index for the 12-month period due to several factors, including a significant underweight in information technology (IT) and strong stock selection plus an underweight in health care. Due to concerns about tech companies' ability to meet second-half earnings projections, IT traded significantly lower in the third quarter and was one of the worst-performing S&P 500 sectors during the year. Health care badly lagged the market as pharmaceutical stocks were impaired by limited growth prospects, generic competitive pressures, and more recently by Merck's problems with Vioxx and Pfizer's with Celebrex. Within the sector, health care insurer CIGNA boosted relative results because of an improvement in the firm's fundamentals and stronger-than-anticipated performance in its health care business. Cardinal Health, a new portfolio position, rebounded following a series of negative events that drove the stock down in the second and third quarters. Energy was the best-performing sector in the index over the year thanks to rising energy prices and improved investor sentiment, and an overweight position benefited relative performance. In addition, strong stock selection in the utilities sector enhanced our return versus the benchmark. TXU benefited from a new management team and the sale of non-core assets to improve the company's balance sheet. On a negative note, stock selection in the consumer discretionary sector detracted slightly as New York Times, Dow Jones, and Knight-Ridder were hurt by sluggish advertising trends.


                    Maxim T. Rowe Price         S&P 500
                  Equity/Income Portfolio        Index(R)

   11/01/1994            10,000.00             10,000.00
   12/31/1995            13,342.00             13,758.02
   12/31/1996            15,929.01             16,916.82
   12/31/1997            20,519.76             22,560.98
   12/31/1998            22,352.17             29,008.59
   12/31/1999            23,109.91             35,112.58
   12/31/2000            26,091.09             31,915.93
   12/31/2001            26,524.20             28,124.32
   12/31/2002            23,060.14             21,908.85
   12/31/2003            28,972.76             28,193.38
   12/31/2004            33,327.36             31,251.03


Maxim T. Rowe Price Equity/Income Portfolio
Total Return -

One Year:                  15.03%
Five Year:                  7.60%
Ten Year:                  12.79%


Portfolio Inception:       11/1/94

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price Equity/Income Portfolio, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T. Rowe Price Equity/Income Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Equity/Income Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2004 and 2003

Maxim T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                                 $            761,945,278
     Cash                                                                                                          144,261
     Dividends and interest receivable                                                                           1,324,859
     Subscriptions receivable                                                                                    1,411,932
     Receivable for investments sold                                                                               193,262
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total assets                                                                                              765,019,592
                                                                                                    -----------------------
                                                                                                    -----------------------

LIABILITIES:
     Due to investment adviser                                                                                     522,288
     Redemptions payable                                                                                         3,809,638
     Payable for investments purchased                                                                             171,602
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total liabilities                                                                                           4,503,528
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            760,516,064
                                                                                                    =======================
                                                                                                    =======================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                $              4,092,621
     Additional paid-in capital                                                                                612,349,988
     Net unrealized appreciation on investments                                                                138,234,405
     Accumulated net realized gain on investments                                                                5,839,050
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            760,516,064
                                                                                                    =======================
                                                                                                    =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                             $                  18.58
                                                                                                    =======================
                                                                                                    =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                400,000,000
     Outstanding                                                                                                40,926,214

(1)  Cost of investments in securities:                                                           $            623,710,873

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                     $                604,416
      Dividends                                                                                                  16,067,255
      Foreign withholding tax                                                                                      (102,943)
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total income                                                                                               16,568,728
                                                                                                     -----------------------
                                                                                                     -----------------------

EXPENSES:
      Audit fees                                                                                                     20,704
      Bank and custodial fees                                                                                        25,186
      Investment administration                                                                                      81,871
      Management fees                                                                                             5,527,133
      Other expenses                                                                                                 31,529
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total expenses                                                                                              5,686,423

      Less amount reimbursed by investment adviser                                                                    4,551
                                                                                                     -----------------------
                                                                                                     -----------------------

      Net expenses                                                                                                5,681,872
                                                                                                     -----------------------
                                                                                                     -----------------------

NET INVESTMENT INCOME                                                                                            10,886,856
                                                                                                     -----------------------
                                                                                                     -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           31,403,166
      Change in net unrealized appreciation on investments                                                       55,121,612
                                                                                                     -----------------------
                                                                                                     -----------------------

      Net realized and unrealized gain on investments                                                            86,524,778
                                                                                                     -----------------------
                                                                                                     -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $             97,411,634
                                                                                                     =======================
                                                                                                     =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                            2004                  2003
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                         $       10,886,856    $        8,925,917
      Net realized gain (loss) on investments                                               31,403,166            (2,040,707)
      Change in net unrealized appreciation on investments                                  55,121,612           118,626,547
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Net increase in net assets resulting from operations                                  97,411,634           125,511,757
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                           (10,884,208)           (8,930,953)
      From net realized gains                                                              (21,951,813)             (672,228)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Total distributions                                                                  (32,836,021)           (9,603,181)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                    293,419,154           329,709,702
      Reinvestment of distributions                                                         32,836,021             9,603,181
      Redemptions of shares                                                               (319,044,999)         (198,472,674)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Net increase in net assets resulting from share transactions                           7,210,176           140,840,209
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Total increase in net assets                                                          71,785,789           256,748,785

NET ASSETS:
      Beginning of period                                                                  688,730,275           431,981,490
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      End of period (1)                                                             $      760,516,064    $      688,730,275
                                                                                      =================     =================
                                                                                      =================     =================

OTHER INFORMATION:

SHARES:
      Sold                                                                                  16,766,351            22,348,583
      Issued in reinvestment of distributions                                                1,803,103               612,599
      Redeemed                                                                             (18,397,073)          (13,799,620)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Net increase                                                                             172,381             9,161,562
                                                                                      =================     =================
                                                                                      =================     =================

(1) Including undistributed net investment income                                   $                     $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                             Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         16.90  $       13.67          16.10  $        16.64  $       16.55

Income from Investment Operations

Net investment income                                    0.28           0.23           0.12            0.23           0.32
Net realized and unrealized gain (loss)                  2.23           3.25          (2.33)           0.02           1.68
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income (Loss) From
     Investment Operations                               2.51           3.48          (2.21)           0.25           2.00
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net investment income                              (0.28)         (0.23)         (0.12)          (0.23)         (0.32)
From net realized gains                                 (0.55)         (0.02)         (0.10)          (0.56)         (1.59)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Distributions                                     (0.83)         (0.25)         (0.22)          (0.79)         (1.91)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         18.58  $       16.90          13.67  $        16.10  $       16.64
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                           15.03%         25.64%        (13.06%)          1.66%         12.90%

Net Assets, End of Period ($000)              $       760,516  $     688,730        431,981  $      224,623  $     173,562

Ratio of Expenses to Average Net Assets:
     - Before Reimbursement                             0.82%          0.83%          0.85%           0.88%          0.90%
     - After Reimbursement #                            0.82%          0.83%          0.85%           0.88%          0.90%

Ratio of Net Investment Income to
     Average Net Assets:
     - Before Reimbursement                             1.58%          1.76%          1.73%           1.47%          1.99%
     - After Reimbursement #                            1.58%          1.76%          1.73%           1.47%          1.99%

Portfolio Turnover Rate                                27.94%         20.76%         18.41%          25.20%         37.73%

 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $185,273,769 and $205,230,974 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.

UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $626,172,581. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $145,249,648 and gross depreciation of securities in which there was an excess of tax cost over value of $9,476,951 resulting in net appreciation of $135,772,697.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                          14,882,473          8,930,953
          Long-term capital gain                                                   17,953,548            672,228
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   32,836,021          9,603,181
                                                                              ================    ===============


       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                    1,204,542
      Undistributed capital gains                                                                      7,096,216
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         8,300,758
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                     135,772,697
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                          144,073,455
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2004 the Portfolio reclassified $2,648 from undistributed net investment income to accumulated net realized gain on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

       For the year ended December 31, 2004, the Portfolio utilized $843,714 of capital loss carryforwards

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, 86% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim T. Rowe Price Equity/Income Portfolio
Schedule of Investments
December 31, 2004

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- 0.21%
  1,490,000 Lucent Technologies Inc                                    1,657,625
            Convertible
            8.000% August 1, 2031

TOTAL BONDS --- 0.22%                                                 $1,657,625
(Cost $1,141,553)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 4.14%
    314,100 Honeywell International Inc                               11,122,281
    122,900 Lockheed Martin Corp                                       6,827,095
    184,100 Raytheon Co                                                7,148,603
    163,700 Rockwell Collins                                           6,456,328
                                                                     $31,554,307
BANKS --- 3.88%
     19,500 AmSouth Bancorp                                              505,050
    232,076 Bank of America Corp                                      10,905,251
     59,500 Mercantile Bankshares Corp                                 3,105,900
     90,400 National City Corp                                         3,394,520
     92,000 SunTrust Banks Inc                                         6,796,960
     56,300 Wells Fargo & Co                                           3,499,045
     38,200 Wilmington Trust Corp                                      1,380,930
                                                                     $29,587,656
BIOTECHNOLOGY --- 0.70%
      5,200 Chiron Corp*                                                 173,316
    192,100 MedImmune Inc*                                             5,207,831
                                                                      $5,381,147
BROADCAST/MEDIA --- 1.37%
    315,262 Comcast Corp*                                             10,491,919
                                                                     $10,491,919
BUILDING MATERIALS --- 0.52%
     73,500 Vulcan Materials Co                                        4,013,835
                                                                      $4,013,835
CHEMICALS --- 3.05%
    151,600 Dow Chemical Co                                            7,505,716
    129,800 EI du Pont de Nemours & Co                                 6,366,690
    110,800 Great Lakes Chemical Corp                                  3,156,692
    171,200 Hercules Inc*                                              2,542,320
     86,100 International Flavors & Fragrances Inc                     3,688,524
                                                                     $23,259,942
COMMUNICATIONS - EQUIPMENT --- 0.99%
    421,820 Lucent Technologies Inc*                                   1,576,626
    346,500 Motorola Inc                                               5,959,800
                                                                      $7,536,426
COMPUTER HARDWARE & SYSTEMS --- 0.83%
    299,806 Hewlett-Packard Co                                         6,286,932
                                                                      $6,286,932
COMPUTER SOFTWARE & SERVICES --- 0.90%
    255,600 Microsoft Corp                                             6,827,076
                                                                      $6,827,076
CONGLOMERATES --- 2.08%
    433,600 General Electric Co                                       15,826,400
                                                                     $15,826,400
DISTRIBUTORS --- 0.85%
    147,150 Genuine Parts Co                                           6,483,429
                                                                      $6,483,429
ELECTRIC COMPANIES --- 1.93%
    101,710 FirstEnergy Corp                                           4,018,562
     61,500 Progress Energy Inc                                        2,782,260
     86,600 TECO Energy Inc                                            1,328,444
     42,400 TXU Corp                                                   2,737,344
    210,300 Xcel Energy Inc                                            3,827,460
                                                                     $14,694,070
ELECTRONIC INSTRUMENT & EQUIP --- 2.32%
      9,100 Agilent Technologies Inc*                                    219,310
     94,411 Cooper Industries Inc                                      6,409,563
     45,000 Emerson Electric Co                                        3,154,500
     84,300 Rockwell Automation Inc                                    4,177,065
     95,500 Sony Corp sponsored ADR                                    3,720,680
                                                                     $17,681,118
ELECTRONICS - SEMICONDUCTOR --- 1.15%
     22,158 Freescale Semiconductor Inc*                                 406,821
    105,200 Intel Corp                                                 2,460,628
    238,800 Texas Instruments Inc                                      5,879,256
                                                                      $8,746,705
FINANCIAL SERVICES --- 4.69%
     94,633 Citigroup Inc                                              4,559,418
     69,400 Fannie Mae (nonvtg)                                        4,941,974
    383,405 JPMorgan Chase & Co                                       14,956,629
     86,900 Janus Capital Group Inc                                    1,460,789
    220,300 Mellon Financial Corp                                      6,853,533
     60,400 Northern Trust Corp                                        2,934,232
                                                                     $35,706,575
FOOD & BEVERAGES --- 3.98%
    215,100 Campbell Soup Co                                           6,429,339
    242,100 Coca-Cola Co                                              10,078,623
     10,700 Coca-Cola Enterprises Inc                                    223,095
     93,500 ConAgra Foods Inc                                          2,753,575
    126,300 General Mills Inc                                          6,278,373
     68,000 Unilever NV                                                4,559,523
                                                                     $30,322,528
FOREIGN BANKS --- 0.48%
    221,100 Bank of Ireland                                            3,663,463
                                                                      $3,663,463
GOLD, METALS & MINING --- 0.93%
    125,700 Alcoa Inc                                                  3,949,494
     59,400 Nucor Corp                                                 3,108,996
                                                                      $7,058,490

HEALTH CARE RELATED --- 0.93%
     27,100 CIGNA Corp                                                 2,210,547
     83,800 Cardinal Health Inc                                        4,872,970
                                                                      $7,083,517
HOTELS/MOTELS --- 1.22%
    215,100 Hilton Hotels Corp                                         4,891,374
     75,952 Starwood Hotels & Resorts Worldwide Inc*                   4,435,597
                                                                      $9,326,971
HOUSEHOLD GOODS --- 4.84%
     54,700 Clorox Co                                                  3,223,471
    178,700 Colgate-Palmolive Co                                       9,142,292
     77,700 Fortune Brands Inc                                         5,996,886
     95,200 Kimberly-Clark Corp                                        6,265,112
    325,200 Newell Rubbermaid Inc                                      7,866,588
     63,000 Whirlpool Corp                                             4,360,230
                                                                     $36,854,579
INSURANCE RELATED --- 5.82%
     69,300 Chubb Corp                                                 5,329,170
    127,527 Lincoln National Corp                                      5,952,960
    377,600 Marsh & McLennan Cos Inc                                  12,423,040
    122,100 SAFECO Corp                                                6,378,504
    170,595 St Paul Travelers Cos Inc                                  6,323,957
    282,400 UnumProvident Corp                                         5,066,256
     36,700 XL Capital Ltd Class A                                     2,849,755
                                                                     $44,323,642
INVESTMENT BANK/BROKERAGE FIRM --- 2.09%
    650,800 Charles Schwab Corp                                        7,783,568
    147,100 Morgan Stanley                                             8,166,992
                                                                     $15,950,560
LEISURE & ENTERTAINMENT --- 5.00%
    409,600 Mattel Inc                                                 7,983,104
    505,600 Time Warner Inc*                                           9,828,864
    325,900 Viacom Inc Class B                                        11,859,501
    302,400 Walt Disney Co                                             8,406,720
                                                                     $38,078,189
MACHINERY --- 0.74%
    194,700 Pall Corp                                                  5,636,565
                                                                      $5,636,565
MEDICAL PRODUCTS --- 0.81%
    178,600 Baxter International Inc*                                  6,168,844
                                                                      $6,168,844
OIL & GAS --- 9.03%
     94,800 Amerada Hess Corp                                          7,809,624
     86,600 Anadarko Petroleum Corp                                    5,612,546
    129,622 BP Amoco PLC sponsored ADR                                 7,569,925
     42,500 Baker Hughes Inc                                           1,813,475
    259,644 ChevronTexaco Corp                                        13,633,906
    263,596 Exxon Mobil Corp                                          13,511,931
    194,900 Royal Dutch Petroleum Co NY Shrs                          11,183,362
     52,500 Schlumberger Ltd                                           3,514,875
     95,700 Unocal Corp                                                4,138,068
                                                                     $68,787,712
PAPER & FOREST PRODUCTS --- 1.75%
    210,783 International Paper Co                                     8,852,886
    132,800 MeadWestvaco Corp                                          4,500,592
                                                                     $13,353,478

PERSONAL LOANS --- 0.77%
    104,700 American Express Co                                        5,901,939
                                                                      $5,901,939
PHARMACEUTICALS --- 6.89%
    126,300 Abbott Laboratories                                        5,891,895
    389,700 Bristol-Myers Squibb Co                                    9,984,114
    162,300 Johnson & Johnson                                         10,293,066
    354,400 Merck & Co Inc                                            11,390,416
    270,600 Schering-Plough Corp                                       5,650,128
    218,600 Wyeth                                                      9,310,174
                                                                     $52,519,793
PHOTOGRAPHY/IMAGING --- 0.97%
    228,300 Eastman Kodak Co                                           7,362,675
                                                                      $7,362,675
POLLUTION CONTROL --- 0.87%
    220,530 Waste Management Inc                                       6,602,668
                                                                      $6,602,668
PRINTING & PUBLISHING --- 2.93%
    187,100 Dow Jones & Co Inc                                         8,056,526
     64,600 Knight-Ridder Inc                                          4,324,324
    242,900 New York Times Co Class A                                  9,910,320
                                                                     $22,291,170
RAILROADS --- 2.03%
    146,200 Norfolk Southern Corp                                      5,290,978
    151,650 Union Pacific Corp                                        10,198,463
                                                                     $15,489,441
REAL ESTATE --- 0.55%
     64,596 Simon Property Group Inc REIT                              4,177,423
                                                                      $4,177,423
RESTAURANTS --- 0.70%
    167,500 McDonald's Corp                                            5,370,050
                                                                      $5,370,050
RETAIL --- 1.22%
    135,700 Home Depot Inc                                             5,799,818
    118,200 May Department Stores Co                                   3,475,080
                                                                      $9,274,898
SPECIALIZED SERVICES --- 0.57%
    157,900 Cendant Corp                                               3,691,702
     10,300 Dun & Bradstreet Corp*                                       614,395
                                                                      $4,306,097
TELEPHONE & TELECOMMUNICATIONS --- 6.65%
    118,300 ALLTEL Corp                                                6,951,308
    265,650 AT&T Corp                                                  5,063,289
    304,300 Nokia OYJ sponsored ADR                                    4,768,381
  1,387,600 Qwest Communications International Inc*                    6,160,944
    271,513 SBC Communications Inc                                     6,996,890
    378,900 Sprint Corp                                                9,415,665
     82,900 Telus Corp*                                                2,440,498
    219,886 Verizon Communications                                     8,907,582
                                                                     $50,704,557
TOBACCO --- 1.17%
     63,650 Altria Group Inc                                           3,889,015
    104,500 UST Inc                                                    5,027,495
                                                                      $8,916,510
UTILITIES --- 2.72%
    126,700 Constellation Energy Group                                 5,538,057
    302,900 Duke Energy Corp                                           7,669,428
    329,900 NiSource Inc                                               7,515,121
                                                                     $20,722,606

TOTAL COMMON STOCK --- 95.06%                                       $724,325,902
(Cost $587,011,257)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTOMOBILES --- 0.09%
     12,500 Ford Motor Co Capital Trust II                               657,813
                                                                        $657,813
INSURANCE RELATED --- 0.28%
     69,000 UnumProvident Corp                                         2,095,875
                                                                      $2,095,875

TOTAL PREFERRED STOCK --- 0.36%                                       $2,753,688
(Cost $2,350,000)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

33,210,000 Fannie Mae                                                 33,208,063
              1.065%, January 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.36%                               $33,208,063
(Cost $33,208,063)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%          $761,945,278
(Cost $623,710,873)

Legend
* Non-income Producing Security ADR - American Depository Receipt REIT - Real Estate Investment Trust See Notes to Financial Statements.

Summary of Investments by Sector

Maxim T. Rowe Price Equity/Income Portfolio
December 31, 2004

                                                                             % of Portfolio
                   Sector                             Value ($)               Investments
---------------------------------------------    --------------------    -----------------------
---------------------------------------------    --------------------    -----------------------
Communications                                            70,390,527                      9.24%
Consumer Products & Services                             172,122,326                     22.58%
Financial Services                                       141,407,133                     18.56%
Health Care Related                                       71,153,301                      9.34%
Industrial Products & Services                            61,804,180                      8.11%
Natural Resources                                         89,199,680                     11.71%
Short Term Investments                                    33,208,063                      4.36%
Technology                                                71,096,138                      9.33%
Transportation                                            16,147,254                      2.12%
Utilities                                                 35,416,676                      4.65%
                                                 --------------------    -----------------------
                                                 --------------------    -----------------------
                                                       $ 761,945,278                    100.00%
                                                 ====================    =======================
                                                 ====================    =======================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim T. Rowe Price Equity/Income Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)          (12/31/2004)          (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,095.88                       $ 4.32

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,021.01                       $ 4.17

*Expenses are equal to the Portfolio's annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005